Accounting for Uncertainty in Income Taxes	9 Months Ended
Sep. 30, 2013
Accounting for Uncertainty in Income Taxes
7.	Accounting for Uncertainty in Income Taxes

We apply the accounting guidance related to accounting for uncertainty in income taxes. This guidance prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. At September 30, 2013, we had a liability for unrecognized tax benefits of $10.5 million (which includes $3.8 million of benefits which would favorably impact our effective tax rate upon recognition) primarily related to foreign operations. As of September 30, 2012, we had a liability for unrecognized tax benefits of $12.0 million ( $5.2 million of which, if recognized, would favorably impact our effective tax rate). In addition, we recognize interest and penalties that could be applied to uncertain tax positions in periodic income tax expense. As of September 30, 2013 and December 31, 2012, we had approximately $7.7 million and $7.0 million, respectively, of accrued interest and penalties related to uncertain tax positions.